MATERIAL ACCOUNTING POLICY INFORMATION (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of material accounting policy information [Abstract]
Disclosure of depreciation of property and equipment [Table Text Block]
Computer equipment	55%
Furniture and equipment	20%